Share-based Compensation - Share Based Compensation Expense (Details) - Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation
Share-based compensation expense	$ 1,432,000	$ 3,239,000
Unrecognized compensation cost	$ 4,078,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	1 year 9 months 18 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 801,000	1,664,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	597,000	1,522,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 34,000	$ 53,000